Other Expense, Net - Other Expense, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Components Of Other Income Expense Net [Line Items]
Impairment of assets	$ 615	$ 79
Restructuring activities	118	187
Investments	3	9
Impacts related to Fisker Inc. ["Fisker"]	0	198
Gain on business combinations	0	(9)
Other expense, net	$ 736	$ 464